PERSONNEL EXPENSES (Schedule of Personnel Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Wages and salaries	$ 26,475	$ 26,316	$ 25,901
Social welfare costs	2,585	2,424	2,542
Pension costs	490	459	552
Share-based payments	1,369	928	1,414
Restructuring costs			1,276
PERSONNEL EXPENSES	$ 30,919	$ 30,127	$ 31,685